Change In Benefit Obligations Change In Plan Assets Funded Status Amounts Recognized On Balance Sheet And Amounts Recognized In Accumulated Other Comprehensive Loss Pretax (Detail) (USD $)
In Millions, unless otherwise specified
	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Defined Benefit Plan Disclosure [Line Items]
End of year	$ 3,053	$ 2,657
Noncurrent liabilities	(27,682)	(34,346)
Pension
Defined Benefit Plan Disclosure [Line Items]
Beginning of year	26,773	30,582
Service cost	395	358	307
Interest cost	1,002	1,449	1,590
Plan amendments	(149)	183
Actuarial (gain) loss, net	(2,327)	6,074
Benefits paid	(1,777)	(2,735)
Curtailment and termination benefits	4
Annuity purchase		(8,352)
Settlements paid	(889)	(786)
End of year	23,032	26,773	30,582
Beginning of year	18,282	24,110
Actual return on plan assets	1,388	2,326
Company contributions	107	3,719
Benefits paid	(1,777)	(2,735)
Settlements paid	(889)	(786)
Annuity purchase		(8,352)
End of year	17,111	18,282	24,110
End of year	(5,921)	(8,491)
Noncurrent assets	339	236
Current liabilities	(137)	(129)
Noncurrent liabilities	(6,123)	(8,598)
Total	(5,921)	(8,491)
Prior Service Benefit (Cost)	25	181
Total	25	181
Health Care And Life
Defined Benefit Plan Disclosure [Line Items]
Beginning of year	26,844	27,369
Service cost	318	359	299
Interest cost	1,095	1,284	1,421
Plan amendments	(119)	(1,826)
Actuarial (gain) loss, net	(3,576)	1,402
Benefits paid	(1,520)	(1,744)
End of year	23,042	26,844	27,369
Beginning of year	2,657	2,628
Actual return on plan assets	556	312
Company contributions	1,360	1,461
Benefits paid	(1,520)	(1,744)
End of year	3,053	2,657	2,628
End of year	(19,989)	(24,187)
Current liabilities	(710)	(766)
Noncurrent liabilities	(19,279)	(23,421)
Total	(19,989)	(24,187)
Prior Service Benefit (Cost)	(2,120)	(2,247)
Total	$ (2,120)	$ (2,247)